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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9533
Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
Colonial Insured Municipal Fund
August 31, 2004 (unaudited)

			Par ($)	Value ($)
Municipal Bonds - 98.4%
EDUCATION - 3.5%
Education - 1.0%
DC Catholic University of America, Series 1999,
	5.625%	10/01/29	1,000,000	1,079,730
Education Total				1,079,730

Student Loan - 2.5
MA Educational Loan Authority, Issue G, Series 2000 A,
	5.950%	12/01/15	355,000	371,323
MT Higher Education Student Assistance Corp., Series 1999 B,
	6.400%	12/01/32	2,000,000	2,090,080
Student Loan Total				2,461,403
EDUCATION TOTAL				3,541,133

HEALTH CARE - 11.9%
Congregate Care Retirement - 1.2%
NY Dormitory Authority, Miriam Osborn Memorial Home, Series 2000 B,

	6.875%	07/01/19	500,000	567,450
NY Suffolk County Industrial Development Agency, Jeffersons Ferry, Series 1999 A,
	7.200%	11/01/19	550,000	585,343
Congregate Care Retirement Total				1,152,793

Health Services - 2.2%
WI Health & Educational Facilities Authority, Marshfield Clinic, Series 1999,
	6.250%	02/15/29	2,000,000	2,235,060
Health Services Total				2,235,060

Hospitals - 8.5%
CO Health Facilities Authority, Parkview Medical Center, Inc., Series 2001,
	6.600%	09/01/25	400,000	419,860
IA Finance Authority, Mercy Medical Center, Series 1999,
	5.750%	08/15/29	1,000,000	1,079,300
IL Health Facilities Authority, Swedish American Hospital, Series 2000,
	6.875%	11/15/30	500,000	549,395
ME Health & Higher Educational Facilities Authority, Series 1999 B,

	6.000%	07/01/29	1,500,000	1,659,675
NV Henderson, Catholic Healthcare West, Series 1999 A,
	6.750%	07/01/20	500,000	544,595
OH Jackson, Consolidated Health Systems, Series 1999,
	6.250%	10/01/29	1,500,000	1,682,895
OK Industrial Authority, Series 1999 A,
	5.750%	08/15/29	2,000,000	2,173,380
WA Health Care Facilities Authority, Kadlec Medical Center, Series 2001,
	5.875%	12/01/21	300,000	331,179
Hospitals Total				8,440,279
HEALTH CARE TOTAL				11,828,132

HOUSING - 4.4%
Assisted Living/Senior - 0.7%
DE Kent County, Heritage at Dover, Series 1999, AMT,
	7.625%	01/01/30	245,000	205,243
NC Medical Care Commission, DePaul Community Facilities Project, Series 1999,
	7.625%	11/01/29	490,000	506,562
Assisted Living/Senior Total				711,805

Multi-Family - 0.5%
FL Broward County Housing Finance Authority, Chaves Lake Apartment Project, Series 2000 A, AMT,
	7.500%	07/01/40	250,000	249,252
FL Clay County Housing Finance Authority, Madison Commons Apartments, Series 2000 A, AMT,
	7.450%	07/01/40	250,000	250,400
Multi-Family Total				499,652

Single Family - 3.2%
AK Housing Finance Corp., Series 1999 A-1,
	6.150%	06/01/39	1,575,000	1,659,435
CA Rural Home Mortgage Finance Authority, Series 1998 A, AMT,
	6.350%	12/01/29	175,000	176,997
CO Housing Finance Authority: Series 1998 D-2, AMT,
	6.350%	11/01/29	705,000	709,103
Series 2000 B-2, AMT,
	7.250%	10/01/31	130,000	130,457
OK Housing Finance Agency,
Series 2000 C-2, AMT,
	7.550%	09/01/28	495,000	520,354
Single Family Total				3,196,346
HOUSING TOTAL				4,407,803

INDUSTRIAL - 0.5%
Forest Products - 0.5%
MN International Falls, Boise Cascade Corp., Series 1999, AMT,
	6.850%	12/01/29		500,000	507,800
Forest Products Total					507,800
INDUSTRIAL TOTAL					507,800

OTHER - 12.5%
Other - 2.3%
AL Incentives Financing Authority, Series 1999 A,
	6.000%	10/01/29		2,000,000	2,259,180
				Other Total	2,259,180

Pool/Bond Bank - 1.0%
UT Water Finance Agency, Series 2002 B,
	5.125%	07/01/23		1,000,000	1,043,630
		Pool/Bond Bank Total			1,043,630

Tobacco - 0.1%
NJ Tobacco Settlement Financing Corp., Series 2003,
	6.750%	06/01/39		150,000	139,559
				Tobacco Total	139,559

Refunded/Escrowed (a) - 9.1%
AL Jefferson County Sewer Authority, Series 1999 A,
	5.750%	02/01/38		2,000,000	2,276,000
NY Dormitory Authority, Series 1999 C,
	5.500%	07/01/29		1,500,000	1,708,830
NY Metropolitan Transportation Authority, Series 1998 A,
	5.250%	07/01/28	(b)	1,000,000	1,132,100
PA Pittsburgh, Series 1999 A,
	5.750%	09/01/21		1,250,000	1,415,325
TX Houston, Series 1999 A,
	4.750%	12/01/24		1,750,000	1,916,897
WV Hospital Finance Authority, Charleston Area Medical Center, Series 2000,
	6.750%	09/01/30		500,000	607,360
		Refunded/Escrowed Total			9,056,512
		OTHER TOTAL			12,498,881

OTHER REVENUE - 0.1%
Recreation - 0.1%
CT Gaming Authority, Mohegan Tribe Indians, Series 2001,
	6.250%	01/01/31	(e)	100,000	105,515
		Recreation Total			105,515
		OTHER REVENUE TOTAL			105,515

RESOURCE RECOVERY - 0.8%
Disposal - 0.8%
CA Solid Waste Authority, Salinas Valley, Series 2002, AMT,
	5.125%	08/01/22		750,000	773,843
Disposal Total					773,843
RESOURCE RECOVERY TOTAL					773,843

TAX-BACKED - 26.7%
Local Appropriated - 2.7%
CA Sacramento City Financing Authority, City Hall & Redevelopment, Series 2002 A,
	5.000%	12/01/32		1,000,000	1,012,130
OK Grady County Correctional Facility, Series 1999,
	6.000%	11/01/29		500,000	544,565
TX Houston, Series 2000,
	6.400%	06/01/27		1,000,000	1,108,430
Local Appropriated Total					2,665,125

Local General Obligations - 12.9%
CA Centinela Valley Unified School District, Series 2002 A,
	5.250%	02/01/22		730,000	817,242
CA Empire Unified School District, No. 1987-1-A, Series 2002,
	(c)	10/01/18		1,665,000	865,517
CA Morgan Hill Unified School District, Series 2002,
	(c)	08/01/21		1,000,000	437,280
CA Union Elementary School District, Series 1999 A,
	(c)	09/01/16		1,400,000	823,634
CA Vallejo Unified School District, Series 2002 A,
	5.900%	02/01/21		500,000	598,615
CA West Covina Unified School District, Series 2002 A,
	5.800%	02/01/21		320,000	380,531
CT East Hartford, Series 2003,
	5.000%	05/01/11		1,000,000	1,116,150
IL Coles & Cumberland Counties Unified School District, Series 2000,
	(c)	12/01/14		2,080,000	1,348,922
MI Jonesville Community Schools, Series 1999,
	5.750%	05/01/20		2,000,000	2,209,040
PA Philadelphia, Series 1999 C,
	5.750%	03/01/29		1,750,000	2,003,785
RI North Kingstown, Series 1999,
	5.875%	10/01/25		2,000,000	2,230,900
Local General Obligations Total					12,831,616

Special Non-Property Tax - 5.2%
IL Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series 1999,
	5.500%	12/15/24	(b)	2,000,000	2,169,220
MI Trunk Line Department of Treasury, Series 2004,
	5.250%	11/01/21		1,000,000	1,128,780
PR Commonwealth of Puerto Rico Highway & Transportation Authority, Series 2002 E:
	5.500%	07/01/21		250,000	290,910
	5.500%	07/01/23		1,000,000	1,153,770
VI Virgin Islands Public Finance Authority, Series 1999,
	6.500%	10/01/24		350,000	398,962
Special Non-Property Tax Total					5,141,642

Special Property Tax - 2.3%
CA Huntington Park Public Financing Authority Revenue, Series 2004,
	5.250%	09/01/19		1,190,000	1,322,411
CA Pittsburg Redevelopment Agency, Los Medanos Project, Series 1999,
	(c)	08/01/26		2,500,000	778,625
FL Lexington Oaks Community Development District, Series 2000 A,
	7.200%	05/01/30		185,000	194,370
Special Property Tax Total					2,295,406

State Appropriated - 2.2%
IL Department of Central Management Services, Series 1999,
	5.850%	07/01/19		2,000,000	2,243,700
State Appropriated Total					2,243,700

State General Obligations - 1.4%
CA, Series 2002,
	6.000%	04/01/16		500,000	600,720
PR Commonwealth of Puerto Rico, Series 2004 A,
	5.000%	07/01/31		750,000	824,573
State General Obligations Total					1,425,293
TAX-BACKED TOTAL					26,602,782

TRANSPORTATION - 23.4%
Air Transportation - 4.3%
FL Miami-Dade County Industrial Development Authority, Airis Miami II, LLC, Series 1999 A, AMT,
	6.000%	10/15/25		1,000,000	1,109,770
IL Chicago O’Hare International Airport, United Airlines, Inc., Series 2000 A, AMT,
	6.750%	11/01/11	(d)	500,000	125,575
MA Port Authority, US Airways, Inc., Series 1999, AMT,
	6.000%	09/01/21		2,500,000	2,595,575
MN Minneapolis & St. Paul Metropolitan Airport Commission, Northwest Airlines Corp., Series 2001 A, AMT,
	7.000%	04/01/25		250,000	208,140
NC Charlotte/Douglas International Airport, US Airways, Inc.: Series 1998, AMT,
	5.600%	07/01/27		200,000	97,510
Series 2000, AMT,
	7.750%	02/01/28		250,000	149,378
Air Transportation Total					4,285,948

Airports - 9.1%
DC Metropolitan Washington Airports Authority, Series 2003 A, AMT,
	5.500%	10/01/19		1,000,000	1,080,820
NY Niagara Frontier Transportation Authority, Series 1999 A, AMT,
	5.625%	04/01/29		2,000,000	2,131,520
TN Memphis-Shelby County, Airport Authority, Series 1999 D, AMT,
	6.000%	03/01/24		5,280,000	5,856,312
Airports Total					9,068,652

Ports - 3.4%
WA Seattle Special Port Authority, Terminal 18, Series 1999 A,
	6.000%	09/01/29	3,000,000	3,374,520
Ports Total				3,374,520

Toll Facilities - 1.6%
CO Northwest Parkway Public Highway Authority, Series 2001 D,
	7.125%	06/15/41	200,000	210,060
NY Triborough Bridge & Tunnel Authority, Series 2002,
	5.500%	11/15/20	1,200,000	1,400,520
Toll Facilities Total				1,610,580

Transportation - 5.0%
IN Transportation Financing Authority, Highway Revenue, Series 2004 A,
	5.250%	06/01/20	1,000,000	1,090,760
NJ Economic Development Authority, Motor Vehicle Revenue, Series 2004 A,
	5.250%	07/01/26	2,000,000	2,171,980
NV Department of Business & Industry, Las Vegas Monorail Project, Series 2000,
	7.375%	01/01/40	250,000	250,388
NY Metropolitan Transportation Authority, Series 2002 A,
	5.000%	11/15/30	1,500,000	1,525,125
Transportation Total				5,038,253
TRANSPORTATION TOTAL				23,377,953

UTILITY - 14.6%
Independent Power Producers - 0.8%
MI Midland County Economic Development Corp., Series 2000, AMT,
	6.875%	07/23/09	500,000	520,470
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities, AES Project, Series 2000, AMT,
	6.625%	06/01/26	295,000	315,553
Independent Power Producers Total				836,023

Investor Owned - 5.4%
CA Pollution Control Finance Authority, San Diego Gas & Electric Co., Series 1991 A, AMT,
	6.800%	06/01/15	500,000	569,445
HI Department of Budget & Finance, Hawaiian Electric Co., Series 1999 C, AMT,

	6.200%	11/01/29	2,000,000	2,246,800
TX Brazos River Authority: Houston Industries, Inc., Series 1998 A,
	5.125%	05/01/19	2,100,000	2,228,058
TXU Electric Co., Series 2003 C, AMT,
	6.750%	10/01/38	300,000	315,198
Investor Owned Total				5,359,501

Joint Power Authority - 0.6%
NC Eastern Municipal Power Agency, Series 1999 D,
	6.700%	01/01/19		500,000	561,260
Joint Power Authority Total					561,260

Municipal Electric - 2.8%
CA Department of Water & Power Supply, Series 2002 A,
	5.500%	05/01/14		1,000,000	1,127,910
TX Lower Colorado River Authority, Series 1999 A,
	5.500%	05/15/21		1,500,000	1,648,290
Municipal Electric Total					2,776,200

Water & Sewer - 5.0%
AZ Water System Revenue, Phoenix Civic Improvement Corp., Series 2001,
	5.500%	07/01/21		1,000,000	1,159,660
SC Lugoff-Elgin Water Authority, Series 1999,
	6.050%	11/01/31		1,500,000	1,693,560
TX Houston, Utility System Revenue, Series 2004 A,
	5.250%	05/15/20		2,000,000	2,175,820
Water & Sewer Total					5,029,040
UTILITY TOTAL					14,562,024

Total Municipal Bonds
(cost of $89,105,326)					98,205,866

				Shares
Municipal Preferred Stock - 0.5%
HOUSING - 0.5%
Multi-Family - 0.5%
Charter Mac Equity Issue Trust,
	7.100%	06/30/09	(e)	500,000	561,260
Municipal Preferred Stock (cost of $500,000)					561,260

Total Investments - 98.9%
(cost of $89,605,326)(f)					98,767,126

Other Assets & Liabilities, Net - 1.1%					1,072,478

Net Assets* - 100.0%					99,839,604

Notes to Investment Portfolio:

*	Net assets represent both Common Shares and Auction Preferred Shares.
(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S.
Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	The security or a portion of the security pledged as collateral for open futures contracts.
At August 31, 2004, the total market value of securities pledged amounted to $2,967,351.
(c)	Zero coupon bond.
(d)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of this security represents 0.1% of net assets.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of this security represents 0.7% of net assets.
(f)	Cost for federal income tax purposes is $89,514,060

At August 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10 Year U.S. Treasury Note	$14,263,688	$14,214,039	Dec-04	$(49,649)
				$(49,649)

The Fund holds investment that are insured by private insurers who guarantee the payment of principal and interest in the event  of default or that are supported by a letter of credit.  A listing of these insurers is follows:

Insurer	% of Total Investments
Ambac Assurance Corp.	21.9
MBIA Insurance Corp.	27.3
Financial Guaranty Insurance Corp.	17.4
Financial Security Assurance, Inc.	14.0
Radian Asset Assurance, Inc.	4.3
ACA Financial Guaranty Corp.	0.6
85.5

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004